Income Taxes - Additional Information (Details) ¥ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Income Taxes
Income tax expense benefit	¥ (17,902)	$ (2,499,000)	¥ (2,622)
Effective income tax rate from continuing operations	25.00%	25.00%	5.00%
From January 1, 2023, to December 31, 2027, 25% of the first RMB 3.0 million of the assessable profit before tax for qualified small and micro-sized enterprise
Income Taxes
Effective income tax reconciliation tax exempt income	25.00%	25.00%
Shanghai Quhuo Network Technology Co., Ltd. ("Shanghai Quhuo") | Annual taxable income exceeding the initial threshold limit
Income Taxes
Effective income tax rate reconciliation reduction				15.00%
Shanghai Quhuo Network Technology Co., Ltd. ("Shanghai Quhuo") | Maximum | Annual taxable income exceeding the initial threshold limit
Income Taxes
Annual taxable income | $				$ 15
Hong Kong
Income Taxes
Effective income tax reconciliation statutory tax rate	16.50%	16.50%
Withholding tax rate	0.00%	0.00%
State Administration of Taxation, China
Income Taxes
Effective income tax reconciliation statutory tax rate	25.00%	25.00%
State Administration of Taxation, China | From January 1, 2023, to December 31, 2027, 25% of the first RMB 3.0 million of the assessable profit before tax for qualified small and micro-sized enterprise
Income Taxes
Assessable profit | ¥	¥ 3,000
Preferential tax rate	20.00%	20.00%